INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 34,695	$ 39,506
Additions for tax positions related to the current year	10,971	1,186
Reduction of tax position relating to settlement with taxing authorities	(2,252)	(2,554)
Reductions for tax positions from prior years/statute of limitations expirations	(9,249)	(3,174)
Foreign exchange gain	(304)	(269)
Balance at end of period	$ 33,861	$ 34,695